Derivative Financial Instruments Derivative Financial Instruments (Volume of Derivative Activity) (Details) - Commodity contracts - Not Designated as Hedging Instrument [Member] - Short [Member]	Dec. 31, 2015 bbl gal
Derivative [Line Items]
Crude Oil (bbl) | bbl	109,800
NGLs (gal) | gal	43,837,756